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                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.: 2-34215

                        SCHRODER CAPITAL FUNDS (DELAWARE)

                      SUPPLEMENT DATED FEBRUARY 14, 2002 TO

                INVESTOR SHARES PROSPECTUS DATED JANUARY 28, 2002

         On February 11, 2002, Deborah A. Chaplin and Sheridan P. Reilly became the portfolio managers of Schroder International Fund. Ms. Chaplin and Mr. Reilly will share the primary responsibility for making investment decisions for the Fund. Accordingly, the table on page 24 of this Prospectus is replaced in its entirety by the following:

           FUND               PORTFOLIO MANAGER                     SINCE                 RECENT PROFESSIONAL EXPERIENCE
---------------------------   ----------------------------  ----------------------  -------------------------------------------
Schroder International        Deborah A. Chaplin            2002                    Employed as an investment professional at
Fund                                                                                Schroder since 2000.  From 1996 to 2000,
                                                                                    Ms. Chaplin was a portfolio manager at
                                                                                    Scudder Kemper Investments.  Ms. Chaplin
                                                                                    is an Executive Vice President of
                                                                                    Schroder.

Schroder International        Sheridan P. Reilly            2002                    Employed as an investment professional at
Fund                                                                                Schroder since 2001.  From 2000 to 2001,
                                                                                    Mr. Reilly was Chief Investment Officer,
                                                                                    International Equity, at Ivy MacKenzie,
                                                                                    and from 1995 to 2000, he was a portfolio
                                                                                    manager at Scudder Kemper Investments.
                                                                                    Mr. Reilly is an Executive Vice President
                                                                                    of Schroder.

Schroder MidCap Value Fund    Nancy B. Tooke                Inception (1997)        Employed as an investment professional at
                                                                                    Schroder and its predecessors since
                                                                                    1989.  Ms. Tooke is an Executive Vice
                                                                                    President of Schroder.

Schroder Small                Nancy B. Tooke                Inception (1994)        See above.
Capitalization Value Fund

Schroder Ultra Fund           Ira L. Unschuld               Inception (1997)        Employed as an investment professional at
                                                                                    Schroder since 1990.  Mr. Unschuld is a
                                                                                    Vice President of Schroder Capital Funds
                                                                                    (Delaware) and an Executive Vice
                                                                                    President of Schroder.

Schroder U.S. Smaller         Ira L. Unschuld               1997 (sole manager      See above.
Companies Fund                                              since 1998)
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